As filed with the Securities and Exchange Commission on September 9, 2016

1933 Act File No. 333-03013
1940 Act File No. 811-07607

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
  UNDER THE SECURITIES ACT OF 1933  ☒

  Pre-Effective Amendment No.  ☐

  Post-Effective Amendment No. 63  ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
  ACT OF 1940  ☒

  Amendment No. 64  ☒

The Universal Institutional Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

522 Fifth Avenue
New York, New York 10036

(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (800) 548-7786

Joseph C. Benedetti, Esq.
Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

(Name and Address of Agent for Service)

Copy to:

Carl Frischling, Esq. Kramer Levin Naftalis & Frankel LLP 919 Third Avenue New York, New York 10022	Stuart M. Strauss, Esq. Dechert LLP 1095 Avenue of the Americas New York, New York 10036- 6797

It is proposed that this filing will become effective (check appropriate box)

X	immediately upon filing pursuant to paragraph (b)
on (date) pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on (date) pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on (date) pursuant to paragraph (a)(2) of rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 9th day of September, 2016.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

By:	/s/ John H. Gernon
John H. Gernon
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 63 has been signed below by the following persons in the capacities and on the dates indicated.

Signatures			Title	Date
(1)	Principal Executive Officer		President and Principal Executive Officer

By:	/s/ John H. Gernon			September 9, 2016
John H. Gernon

(2)	Principal Financial Officer		Principal Financial Officer

By:	/s/ Francis J. Smith			September 9, 2016
Francis J. Smith

(3)	Majority of the Directors

Independent Directors

	Frank L. Bowman	Joseph J. Kearns
	Kathleen A. Dennis	Michael F. Klein
	Nancy C. Everett	Michael E. Nugent (Chairman)
	Jakki L. Haussler	W. Allen Reed
	Dr. Manuel H. Johnson	Fergus Reid

By:	/s/ Carl Frischling			September 9, 2016
Carl Frischling
Attorney-in-Fact for the Independent Directors

Interested Director

James F. Higgins

By:	/s/ Joseph C. Benedetti			September 9, 2016
Joseph C. Benedetti
Attorney-in-Fact for the Interested Director

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase